Investment Portfolioas of April 30, 2025 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 13.7%
Entertainment 1.0%
ROBLOX Corp. "A"*	49,869	3,343,716
Interactive Media & Services 10.9%
Alphabet, Inc. "A"	152,715	24,251,142
Meta Platforms, Inc. "A"	23,295	12,788,955
		37,040,097
Wireless Telecommunication Services 1.8%
T-Mobile U.S., Inc.	24,811	6,127,077
Consumer Discretionary 11.6%
Automobile Components 0.7%
Modine Manufacturing Co.*	29,990	2,448,384
Broadline Retail 7.1%
Amazon.com, Inc.*	130,696	24,102,956
Hotels, Restaurants & Leisure 0.7%
DraftKings, Inc. "A"*	74,249	2,471,749
Household Durables 0.9%
SharkNinja, Inc.*	39,382	3,170,251
Specialty Retail 1.3%
Home Depot, Inc.	11,751	4,236,118
Textiles, Apparel & Luxury Goods 0.9%
Birkenstock Holding PLC*	33,370	1,716,219
Lululemon Athletica, Inc.*	4,553	1,232,816
		2,949,035
Consumer Staples 2.4%
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp.	8,235	8,189,707
Financials 10.1%
Capital Markets 1.2%
Intercontinental Exchange, Inc.	24,866	4,176,742
Financial Services 5.1%
Fiserv, Inc.*	14,762	2,724,622
Visa, Inc. "A"	42,273	14,605,322
		17,329,944
Insurance 3.8%
Progressive Corp.	45,355	12,778,318

Health Care 11.5%
Biotechnology 0.6%
Exact Sciences Corp.*	46,409	2,118,107
Health Care Equipment & Supplies 6.1%
Dexcom, Inc.*	76,137	5,434,659
Intuitive Surgical, Inc.*	13,009	6,710,042
iRhythm Technologies, Inc.*	26,217	2,802,335
Stryker Corp.	15,328	5,731,446
		20,678,482
Health Care Providers & Services 1.4%
agilon health, Inc.*	197,388	840,873
Guardant Health, Inc.*	81,717	3,859,494
		4,700,367
Health Care Technology 0.2%
Evolent Health, Inc. "A"*	71,674	706,706
Life Sciences Tools & Services 1.8%
Stevanato Group SpA (a)	80,185	1,672,659
Thermo Fisher Scientific, Inc.	10,245	4,395,105
		6,067,764
Pharmaceuticals 1.4%
Zoetis, Inc.	29,076	4,547,486
Industrials 5.6%
Aerospace & Defense 2.0%
Axon Enterprise, Inc.*	10,928	6,702,142
Building Products 0.9%
AZEK Co., Inc.*	58,150	2,881,914
Electrical Equipment 2.2%
AMETEK, Inc.	27,961	4,741,626
Vertiv Holdings Co. "A"	32,823	2,802,428
		7,544,054
Professional Services 0.5%
TransUnion	20,437	1,695,454
Information Technology 43.0%
Communications Equipment 0.7%
Arista Networks, Inc.*	28,241	2,323,387
IT Services 2.7%
Cloudflare, Inc. "A"*	14,920	1,802,038
Globant SA*	30,865	3,628,798
MongoDB, Inc.*	7,161	1,232,909
Snowflake, Inc. "A"*	14,769	2,355,508
		9,019,253
Semiconductors & Semiconductor Equipment 13.1%
Broadcom, Inc.	46,251	8,901,930
NVIDIA Corp.	326,306	35,541,249
		44,443,179
Software 18.0%
Cadence Design Systems, Inc.*	12,835	3,821,493

Confluent, Inc. "A"*	66,587	1,585,437
CyberArk Software Ltd.*	11,913	4,195,282
Datadog, Inc. "A"*	9,790	1,000,146
Microsoft Corp.	93,171	36,826,769
Salesforce, Inc.	15,421	4,143,777
ServiceNow, Inc.*	8,922	8,520,599
Workiva, Inc.*	14,640	1,101,953
		61,195,456
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	135,251	28,740,838
Real Estate 1.5%
Real Estate Management & Development 1.5%
CoStar Group, Inc.*	36,455	2,703,867
Jones Lang LaSalle, Inc.*	10,261	2,333,454
		5,037,321
Total Common Stocks (Cost $118,976,643)		336,766,004

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.24% (b) (c) (Cost $1,722,150)	1,722,150	1,722,150

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.36% (b) (Cost $2,396,003)	2,396,003	2,396,003

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $123,094,796)	100.6	340,884,157
Other Assets and Liabilities, Net	(0.6)	(2,049,426)
Net Assets	100.0	338,834,731
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2025 are as follows:
Value ($) at 7/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.24% (b) (c)
1,742,500	—	20,350 (d)	—	—	1,755	—	1,722,150	1,722,150
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.36% (b)
4,045,020	33,403,111	35,052,128	—	—	83,296	—	2,396,003	2,396,003
5,787,520	33,403,111	35,072,478	—	—	85,051	—	4,118,153	4,118,153

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2025 amounted to $1,670,886, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2025.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$336,766,004	$—	$—	$336,766,004
Short-Term Investments (a)	4,118,153	—	—	4,118,153
Total	$340,884,157	$—	$—	$340,884,157

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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